Long-term Debt - Long-term Debt Rollforward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Long-term debt [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance	$ 11,162
Repayments of long-term debt	(26,162)
Amortization of deferred financing costs	329	$ 724
Effect of movements in foreign exchange rates	897
Ending balance	69,999	$ 11,162
Prepayment agreement [member]
Disclosure of detailed information about borrowings [line items]
Increase in long-term debt	73,500
Ending balance	58,792
Reserves based lending facility [member]
Disclosure of detailed information about borrowings [line items]
Increase in long-term debt	10,209
Revolving Credit Facility1 [Member]
Disclosure of detailed information about borrowings [line items]
Increase in long-term debt	$ 64